Deferred Revenue - Summary of Deferred Revenue (Detail) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of deferred income [abstract]
Deferred revenue - current portion	€ 16,972	€ 15,935	[1]
Deferred revenue	105,718	112,551	[1]
Total deferred revenue	€ 122,690	€ 128,486

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.